SEGMENT REPORTING (Tables)	12 Months Ended
Oct. 28, 2012
SEGMENT REPORTING
Schedule of operating profit and other financial information

(in thousands)	2012	2011	2010
Sales to Unaffiliated Customers
Grocery Products	$1,170,871	$1,064,558	$1,040,455
Refrigerated Foods	4,222,752	4,189,224	3,818,788
Jennie-O Turkey Store	1,549,227	1,467,222	1,310,412
Specialty Foods	924,472	835,584	782,958
All Other	363,348	338,501	268,106
Total	$8,230,670	$7,895,089	$7,220,719
Intersegment Sales
Grocery Products	$ –	$ –	$ –
Refrigerated Foods	12,144	14,101	9,152
Jennie-0 Turkey Store	125,575	124,868	111,262
Specialty Foods	133	127	118
All Other	–	–	–
Total	137,852	139,096	120,532
Intersegment elimination	(137,852)	(139,096)	(120,532)
Total	$ –	$ –	$ –
Net Sales
Grocery Products	$1,170,871	$1,064,558	$1,040,455
Refrigerated Foods	4,234,896	4,203,325	3,827,940
Jennie-O Turkey Store	1,674,802	1,592,090	1,421,674
Specialty Foods	924,605	835,711	783,076
All Other	363,348	338,501	268,106
Intersegment elimination	(137,852)	(139,096)	(120,532)
Total	$8,230,670	$7,895,089	$7,220,719
Segment Operating Profit
Grocery Products	$ 181,251	$ 162,556	$ 155,922
Refrigerated Foods	228,665	292,624	276,315
Jennie-O Turkey Store	238,298	204,940	143,644
Specialty Foods	83,089	76,905	80,727
All Other	49,889	36,250	26,126
Total segment operating profit	$ 781,192	$ 773,275	$ 682,734
Net interest and investment expense (income)	6,339	23,448	22,024
General corporate expense	21,429	35,992	40,348
Noncontrolling interest	4,911	5,001	4,189
Earnings before income taxes	$ 758,335	$ 718,836	$ 624,551

(in thousands)	2012	2011	2010
Assets
Grocery Products	$ 683,601	$ 670,398	$ 591,082
Refrigerated Foods	1,171,161	1,177,588	1,173,540
Jennie-O Turkey Store	857,682	805,459	760,566
Specialty Foods	506,237	475,289	432,820
All Other	224,847	196,957	178,642
Corporate	1,120,438	918,700	917,268
Total	$4,563,966	$4,244,391	$4,053,918
Additions to Property, Plant and Equipment
Grocery Products	$ 17,966	$ 10,910	$ 27,018
Refrigerated Foods	67,003	45,244	38,417
Jennie-O Turkey Store	33,594	29,507	15,986
Specialty Foods	3,779	3,470	1,807
All Other	2,794	1,145	788
Corporate	7,167	6,635	5,807
Total	$ 132,303	$ 96,911	$ 89,823
Depreciation and Amortization
Grocery Products	$ 15,870	$ 15,597	$ 15,084
Refrigerated Foods	60,229	65,689	64,051
Jennie-O Turkey Store	26,144	25,379	26,898
Specialty Foods	9,871	9,817	11,831
All Other	1,437	1,387	1,305
Corporate	5,943	6,296	6,422
Total	$ 119,494	$ 124,165	$ 125,591

Schedule of percentages of total revenues contributed by classes of similar products

	Fiscal Year Ended
	October 28, 2012	October 30, 2011	October 31, 2010
Perishable meat	53.5%	55.1%	54.3%
Poultry	19.3	19.1	18.7
Shelf-stable	17.6	16.8	17.5
Other	9.6	9.0	9.5
	100.0%	100.0%	100.0%

Schedule of revenues attributable to U.S. and all foreign countries
	Fiscal Year Ended
(in thousands)	October 28, 2012	October 30, 2011	October 31, 2010
United States	$7,739,826	$7,431,798	$6,874,150
Foreign	490,844	463,291	346,569
	$8,230,670	$7,895,089	$7,220,719